Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2015 Portfolio℠
September 30, 2024
VIPF2015-NPRT3-1124
1.822346.119
Bond Funds - 56.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	937,606	8,794,740
Fidelity International Bond Index Fund (a)	172,532	1,621,805
Fidelity Long-Term Treasury Bond Index Fund (a)	156,001	1,581,847
VIP High Income Portfolio - Initial Class (a)	202,009	1,006,007
VIP Investment Grade Bond II Portfolio - Initial Class (a)	2,158,812	21,393,826
TOTAL BOND FUNDS (Cost $34,565,012)		34,398,225

Domestic Equity Funds - 17.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	30,423	1,910,840
VIP Equity-Income Portfolio - Initial Class (a)	52,709	1,543,849
VIP Growth & Income Portfolio - Initial Class (a)	65,342	2,126,239
VIP Growth Portfolio - Initial Class (a)	27,020	3,166,257
VIP Mid Cap Portfolio - Initial Class (a)	11,525	486,808
VIP Value Portfolio - Initial Class (a)	51,353	1,079,447
VIP Value Strategies Portfolio - Initial Class (a)	29,465	534,199
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,804,144)		10,847,639

International Equity Funds - 20.2%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	364,820	4,611,326
VIP Overseas Portfolio - Initial Class (a)	259,654	7,672,779
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,106,222)		12,284,105

Money Market Funds - 5.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $3,360,989)	4.76	3,360,989	3,360,989

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $46,836,367)	60,890,958
NET OTHER ASSETS (LIABILITIES) - 0.0%	(5,812)
NET ASSETS - 100.0%	60,885,146

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	9,341,789	1,379,433	2,237,692	102,520	(119,912)	431,122	8,794,740
Fidelity International Bond Index Fund	1,915,549	278,045	604,048	24,725	(28,213)	60,472	1,621,805
Fidelity Long-Term Treasury Bond Index Fund	2,300,409	319,519	1,007,861	45,125	(215,625)	185,405	1,581,847
VIP Contrafund Portfolio - Initial Class	1,791,452	360,523	724,252	7,251	257,499	225,618	1,910,840
VIP Emerging Markets Portfolio - Initial Class	4,338,412	1,081,724	1,602,163	3,654	114,044	679,309	4,611,326
VIP Equity-Income Portfolio - Initial Class	1,452,686	407,062	570,756	8,134	91,625	163,232	1,543,849
VIP Government Money Market Portfolio - Initial Class	4,679,020	1,567,212	2,885,243	129,095	-	-	3,360,989
VIP Growth & Income Portfolio - Initial Class	1,996,900	444,866	706,220	13,409	172,847	217,846	2,126,239
VIP Growth Portfolio - Initial Class	2,966,784	609,746	1,128,447	44,480	238,598	479,576	3,166,257
VIP High Income Portfolio - Initial Class	1,029,515	127,085	228,201	431	(762)	78,370	1,006,007
VIP Investment Grade Bond II Portfolio - Initial Class	20,864,630	4,323,027	4,760,900	12,719	(149,864)	1,116,933	21,393,826
VIP Mid Cap Portfolio - Initial Class	454,667	124,051	165,768	8,410	21,499	52,359	486,808
VIP Overseas Portfolio - Initial Class	7,655,851	1,150,879	2,146,894	28,352	369,696	643,247	7,672,779
VIP Value Portfolio - Initial Class	1,013,180	312,212	354,752	21,934	42,168	66,639	1,079,447
VIP Value Strategies Portfolio - Initial Class	501,376	163,677	183,807	7,019	22,977	29,976	534,199
	62,302,220	12,649,061	19,307,004	457,258	816,577	4,430,104	60,890,958

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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